NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Oct. 31, 2023
Earnings Per Share [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted net income per share
The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods presented below.

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Numerator:
Net income	$1,240	$1,254	$1,210
Denominators:
Basic weighted average shares	294	299	304
Potential common shares — stock options and other employee stock plans	2	1	3
Diluted weighted average shares	296	300	307